Geographic information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Geographic information	Geographic information
The following table presents the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented, based on each lessee’s principal place of business, for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022		2021		2020
	Amount	%	Amount	%	Amount	%
China (a)	$1,106,429	16.9%	$782,297	17.7%	$835,317	19.3%
United States	1,032,503	15.8%	579,270	13.1%	502,976	11.6%
Other countries (b)	4,391,614	67.3%	3,050,436	69.2%	2,982,713	69.1%
Total	$6,530,546	100.0%	$4,412,003	100.0%	$4,321,006	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our lease revenue.
The following table presents the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, investment in finance leases, net and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented, based on each lessee’s principal place of business, as of December 31, 2022 and 2021:

	As of December 31,
	2022		2021
	Amount	%	Amount	%
China (a)	$10,005,969	16.9%	$9,995,971	15.8%
United States	9,104,327	15.4%	9,654,045	15.3%
Other countries (b)	40,181,282	67.7%	43,582,858	68.9%
Total	$59,291,578	100.0%	$63,232,874	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our long-lived assets.
During the years ended December 31, 2022, 2021 and 2020, we had no lessees that represented more than 10% of total lease revenue.